Risk Information - Credit exposure (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Credit exposure	SEK 258,657	SEK 292,968
AAA
Disclosure of credit risk exposure [line items]
Credit exposure	78,991	111,155
AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	95,770	105,104
BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Credit exposure	65,426	53,802
BB+ to B-
Disclosure of credit risk exposure [line items]
Credit exposure	18,404	22,866
CCC to D
Disclosure of credit risk exposure [line items]
Credit exposure	66	41
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Credit exposure	1,231	7,054
Cash and cash equivalents | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	1,133	3,825
Cash and cash equivalents | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	98	3,229
Treasuries/government bonds
Disclosure of credit risk exposure [line items]
Credit exposure	4,382	3,687
Treasuries/government bonds | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	401	442
Treasuries/government bonds | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	3,981	3,245
Other interest-bearing securities except loans
Disclosure of credit risk exposure [line items]
Credit exposure	39,807	49,901
Other interest-bearing securities except loans | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	4,396	18,003
Other interest-bearing securities except loans | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	34,295	31,896
Other interest-bearing securities except loans | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Credit exposure	1,116	12
Other interest-bearing securities except loans | BB+ to B-
Disclosure of credit risk exposure [line items]
Credit exposure		(10)
Loans in the form of interest-bearing securities
Disclosure of credit risk exposure [line items]
Credit exposure	41,125	46,222
Loans in the form of interest-bearing securities | AAA
Disclosure of credit risk exposure [line items]
Credit exposure		480
Loans in the form of interest-bearing securities | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	9,636	14,483
Loans in the form of interest-bearing securities | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Credit exposure	27,434	26,786
Loans in the form of interest-bearing securities | BB+ to B-
Disclosure of credit risk exposure [line items]
Credit exposure	4,055	4,473
Loans to credit institutions
Disclosure of credit risk exposure [line items]
Credit exposure	23,198	26,190
Loans to credit institutions | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	3,018	8,762
Loans to credit institutions | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	15,766	12,126
Loans to credit institutions | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Credit exposure	3,229	3,739
Loans to credit institutions | BB+ to B-
Disclosure of credit risk exposure [line items]
Credit exposure	1,185	1,563
Loans to the public
Disclosure of credit risk exposure [line items]
Credit exposure	141,111	147,909
Loans to the public | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	70,043	79,643
Loans to the public | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	25,670	30,213
Loans to the public | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Credit exposure	32,168	21,172
Loans to the public | BB+ to B-
Disclosure of credit risk exposure [line items]
Credit exposure	13,164	16,840
Loans to the public | CCC to D
Disclosure of credit risk exposure [line items]
Credit exposure	66	41
Derivatives - net
Disclosure of credit risk exposure [line items]
Credit exposure	7,803	12,005
Derivatives - net | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	6,324	9,912
Derivatives - net | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Credit exposure	1,479	2,093
Committed undisbursed loans
Disclosure of credit risk exposure [line items]
Credit exposure	72,914	54,783
Committed undisbursed loans | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	63,922	50,604
Committed undisbursed loans | AA+ to A-
Disclosure of credit risk exposure [line items]
Credit exposure	978	2,631
Committed undisbursed loans | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Credit exposure	6,452	871
Committed undisbursed loans | BB+ to B-
Disclosure of credit risk exposure [line items]
Credit exposure	SEK 1,562	SEK 677